Digital Assets Purchase Option (Tables)	6 Months Ended
Jun. 30, 2026
Digital Assets Purchase Option [Abstract]
Schedule of Valuation Assumption

The following key assumptions were used in the valuation of the RAIN Option:

	June 30,	December 31,
	2026	2025
Risk-free interest rate	4.1%	3.5%
Expected volatility	131%	184%
RAIN market price (per token)	$0.015762	$0.008006
Remaining contractual term (years)	1.50	0.92
Exercise price	$0.0033	$0.0033

Schedule of Reconciliation of Option Measured Using Level 2 Inputs

The following table presents a roll-forward of the RAIN Option asset measured using Level 2 inputs:

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands)	2026	2025	2026	2025

Balance at beginning of period	$1,790,008	$-	$1,708,789	$-
Fair value upon initial recognition		-		-
Change in fair value recognized in earnings	1,862,461	-	1,943,680	-
Settlements / conversions	(17,732)	-	(17,732)	-
Balance at end of period (fair value)	$3,634,737	$-	$3,634,737	$-